Nature of Business	1 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

NOTE 1–NATURE OF BUSINESS

The Company was incorporated under the laws of the state of Nevada on November 26, 2014, under the name Corporate Coaches, Inc. The Company has limited operations and is developing a business plan to provide coaching to executives as well as employment placement services to clients in the United States. To date, its business activities have been limited to organizational matters and developing a website. It has not yet realized any revenues from its planned operations.

NOTE 2–NATURE OF BUSINESS

The Company was incorporated under the laws of the state of Nevada on November 26, 2014, under the name Corporate Coaches, Inc. The Company has limited operations and is developing a business plan to provide coaching to executives as well as employment placement services clients in the United States. To date, its business activities have been limited to organizational matters and developing a website, and has not yet realized any revenues from its planned operations.